Taxes (Unrecognized Tax Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 763	$ 818	$ 611	$ 795
Unrecognized Tax Benefits - Increases Related to Prior Year Tax Positions	41	88	87
Unrecognized Tax Benefits - Decreases Related to Prior Year Tax Positions	(112)	(232)	(162)
Unrecognized Tax Benefits - Increases Related to Current Year Tax Positions	133	431	56
Unrecognized Tax Benefits - Settlements During the Period	(117)	(80)	(161)
Unrecognized Tax Benefits - Lapse in Statutes of Limitations	$ 0	$ 0	$ (4)